Prepayments and Other Non-Current Assets - Schedule of Prepayments and Other Non Current Assets (Detail) ¥ in Thousands, $ in Thousands		Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Prepayments and Other Non-Current Assets [Abstract]
Prepayments to vendors and content providers		¥ 139,968		¥ 58,706
Refundable lease deposits		8,519		8,173
Prepayments for purchasing of land use right	[1]	0		310,220
Others		2,400		2,362
Total		¥ 150,887	$ 23,677	¥ 379,461

[1]	In November 2020, the Company had entered into an agreement for the acquisition of land use rights for its operations and the prepayment was amounted to RMB310,220 as of December 31, 2020. In July 2021, the Company obtained the effective land use certificate and accordingly recognized the prepayment of the land use right as right of use asset.